SUBSEQUENT EVENTS (Details) - Global International Container LLC - Total for all business combinations containerUnit in Millions, $ in Billions	Jul. 01, 2025 USD ($) containerUnit feet
Disclosure of non-adjusting events after reporting period [line items]
Number of container units | containerUnit	0.5
Length of container | feet	20
Total consideration | $	$ 1.1